STATEMENT OF OPERATIONS	7 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Formation and general and administrative expenses	$ 265,291
Loss from operations	(265,291)
Other income:
Interest earned on cash and cash equivalents held in Trust Account	2,152
Net loss	$ (263,139)
Weighted average shares outstanding of common stock | shares	405,000
Common Class A
Other income:
Weighted average shares outstanding of common stock | shares	11,500,000
Basic and diluted income per share | $ / shares	$ 0.00
Class B common stock
Other income:
Weighted average shares outstanding of common stock | shares	3,100,220
Basic and diluted income per share | $ / shares	$ (0.08)